RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of related party transactions

A summary of the Company’s affiliate transactions with PBFX is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in millions)	2020	2019	2020	2019
Reimbursements under affiliate agreements:
Services Agreement	$2.1	$2.2	$4.3	$4.3
Omnibus Agreement	1.9	1.7	3.9	3.5
Total expenses under affiliate agreements	72.4	74.7	147.9	146.0

A summary of our affiliate transactions with PBFX is as follows:

	Year Ended December 31,
(in millions)	2019	2018	2017
Reimbursements under affiliate agreements:
Services Agreement	$8.6	$7.5	$6.6
Omnibus Agreement	7.7	7.5	6.9
Total expenses under affiliate agreements	300.9	259.4	240.7

Contribution Agreements [Member]
Schedule of related party transactions

The Contribution Agreements include the following:

Contribution Agreement	Effective Date	Assets Contributed	Total Consideration
Contribution Agreement I	5/8/2014	DCR Rail Terminal and the Toledo Truck Terminal	74,053 PBFX common units and 15,886,553 PBFX subordinated units

Contribution Agreement II	9/16/2014	DCR West Rack	$135.0 million in cash and $15.0 million through the issuance of 589,536 PBFX common units

Contribution Agreement III	12/2/2014	Toledo Storage Facility	$135.0 million in cash and $15.0 million through the issuance of 620,935 PBFX common units

Contribution Agreement IV	5/5/2015	DCR Products Pipeline and DCR Truck Rack	$112.5 million in cash and $30.5 million through the issuance of 1,288,420 PBFX common units

Contribution Agreement V	8/31/2016	Torrance Valley Pipeline (50% equity interest in TVPC)	$175.0 million in cash

Contribution Agreement VI	2/15/2017	Paulsboro Natural Gas Pipeline	$11.6 million affiliate promissory note (a)

Contribution Agreements VII-X	7/16/2018	Development Assets (b)	$31.6 million through the issuance of 1,494,134 PBFX common units

Contribution Agreement XI	4/24/2019	Remaining 50% equity interest in TVPC (c)	$200.0 million in cash

(a)

As a result of the completion of the interstate natural gas pipeline that serves the Paulsboro refinery (the “Paulsboro Natural Gas Pipeline”) in the fourth quarter of 2017, PBF Holding received full payment for the affiliate promissory note due from PBFX.

(b)

On July 16, 2018, PBFX entered into four contribution agreements with PBF LLC pursuant to which the Company contributed to PBF LLC certain of its subsidiaries (the “Development Assets Contribution Agreements”). Pursuant to the Development Asset Contribution Agreements, the Company contributed all of the issued and outstanding limited liability company interests of: Toledo Rail Logistics Company LLC, whose assets consist of a loading and unloading rail facility located at the Toledo refinery (the “Toledo Rail Products Facility”); Chalmette Logistics Company LLC, whose assets consist of a truck loading rack facility (the “Chalmette Truck Rack”) and a rail yard facility (the “Chalmette Rosin Yard”), both of which are located at the Chalmette refinery; Paulsboro Terminaling Company LLC, whose assets consist of a lube oil terminal facility located at the Paulsboro refinery (the “Paulsboro Lube Oil Terminal”); and DCR Storage and Loading Company LLC, whose assets consist of an ethanol storage facility located at the Delaware City refinery (collectively with the Toledo Rail Products Facility, the Chalmette Truck Rack, the Chalmette Rosin Yard, and the Paulsboro Lube Oil Terminal, the “Development Assets”) to PBF LLC. PBFX Operating Company LP, PBFX’s wholly-owned subsidiary, in turn acquired the limited liability company interests in the Development Assets from PBF LLC in connection with the Development Assets Contribution Agreements effective as of July 31, 2018.

(c)

On April 24, 2019, PBFX entered into a contribution agreement with PBF LLC, pursuant to which the Company contributed to PBF LLC, which in turn contributed to PBFX, all of the issued and outstanding limited liability company interests of TVP Holding Company LLC (“TVP Holding”) for total consideration of $200.0 million (the “TVPC Acquisition”). Prior to the TVPC Acquisition, TVP Holding (then a subsidiary of PBF Holding) owned a 50% equity interest in Torrance Valley Pipeline Company LLC (“TVPC”). Subsequent to the closing of the TVPC Acquisition on May 31, 2019, PBFX owns 100% of the equity interest in TVPC.

Commercial Agreements [Member]
Schedule of related party transactions

These commercial agreements (as defined in the table below) with PBFX include:

Service Agreements	Initiation Date			Initial Term			Renewals (a)	MVC	Force Majeure
Transportation and Terminaling
Amended and Restated Rail Agreements (b)		5/8/2014			7 years, 8 months		N/A	125,000 bpd	PBF Holding or PBFX can declare
Toledo Truck Unloading & Terminaling Services Agreement (c)		5/8/2014			7 years, 8 months		2 x 5	5,500 bpd
Toledo Storage Facility Storage and Terminaling Services Agreement- Terminaling Facility (c)		12/12/2014			10 years		2 x 5	4,400 bpd
Delaware Pipeline Services Agreement		5/15/2015			10 years, 8 months		2 x 5	50,000 bpd
Delaware Pipeline Services Agreement- Magellan Connection		11/1/2016			2 years, 5 months		See note (d)	See note (d)
Delaware City Truck Loading Services Agreement- Gasoline	5/15/2015		10 years, 8 months	2 x 5		30,000 bpd
Delaware City Truck Loading Services Agreement- LPGs	5/15/2015		10 years, 8 months	2 x 5		5,000 bpd
East Coast Terminals Terminaling Services Agreements (e)	5/1/2016		Various (f)	Evergreen		15,000 bpd (g)
East Coast Terminals Tank Lease Agreements	5/1/2016		Various (f)	Evergreen		350,000 barrels (h)
Torrance Valley Pipeline Transportation Services Agreement- North Pipeline (c)	8/31/2016		10 years	2 x 5		50,000 bpd
Torrance Valley Pipeline Transportation Services Agreement- South Pipeline (c)	8/31/2016		10 years	2 x 5		75,000 bpd (i)
Torrance Valley Pipeline Transportation Services Agreement- Midway Storage Tank (c)	8/31/2016		10 years	2 x 5		55,000 barrels (h)
Torrance Valley Pipeline Transportation Services Agreement- Emidio Storage Tank (c)	8/31/2016		10 years	2 x 5		900,000 barrels per month
Torrance Valley Pipeline Transportation Services Agreement- Belridge Storage Tank (c)	8/31/2016		10 years	2 x 5		770,000 barrels per month
Paulsboro Natural Gas Pipeline Services Agreement (c) (j)	8/4/2017		15 years	Evergreen		60,000 dekatherms per day
Knoxville Terminals Agreement- Terminaling Services	4/16/2018		5 years	Evergreen		Various (k)
Knoxville Terminals Agreement- Tank Lease (c)	4/16/2018		5 years	Evergreen		115,334 barrels (h)
Toledo Rail Loading Agreement (c)	7/31/2018		7 years, 5 months	2 x 5		Various (l)
Chalmette Terminal Throughput Agreement	7/31/2018		1 year	Evergreen		N/A
Chalmette Rail Unloading Agreement	7/31/2018		7 years, 5 months	2 x 5		7,600 bpd
DSL Ethanol Throughput Agreement (c)	7/31/2018		7 years, 5 months	2 x 5		5,000 bpd
Delaware City Terminaling Services Agreement (m)	1/1/2022		4 years	2 x 5		95,000 bpd
Storage
Toledo Storage Facility Storage and Terminaling Services Agreement- Storage Facility (c)	12/12/2014		10 years	2 x 5		3,849,271 barrels (h)	PBF Holding or PBFX can declare
Chalmette Storage Agreement (c)	See note (n)		10 years	2 x 5		625,000 barrels (h)
East Coast Storage Assets Terminal Storage Agreement	1/1/2019		8 years	Evergreen		2,953,725 barrels (h)

(a)	PBF Holding has the option to extend the agreements for up to two additional five-year terms, as applicable.
(b)

The Amended and Restated Rail Agreements, as amended and effective as of January 1, 2018, include the Amended and Restated Delaware City Rail Terminaling Services Agreement and the Amended and Restated Delaware West Ladder Rack Terminaling Services Agreement, each between Delaware City Terminaling Company LLC (“DCTC”) and PBF Holding, with the service fees thereunder being adjusted, including the addition of an ancillary fee paid by PBF Holding on an actual cost basis. In determining payments due under the Amended and Restated Rail Agreements, excess volumes throughput under the agreements shall apply against required payments in respect to the minimum throughput commitments on a quarterly basis and, to the extent not previously applied, on an annual basis against the MVCs. Effective January 1, 2019, the existing Amended and Restated Rail Agreements were further amended for the inclusion of services through certain rail infrastructure at the East Coast Storage Assets.

(c)	These commercial agreements with PBFX are considered leases.
(d)

In connection with the inclusion of an additional destination at the Magellan connection under the Delaware Pipeline Services Agreement, PBF Holding and Delaware Pipeline Company LLC agreed to a two-year, five-month MVC (the “Magellan MVC”) under the Delaware Pipeline Services Agreement. The Magellan MVC expired on March 31, 2019, subsequent to which PBFX has been billing actual throughput on the Magellan connection.

(e)

Subsequent to the PBFX acquisition of the Toledo, Ohio refined products terminal assets (the “Toledo Products Terminal”), the Toledo Products Terminal was added to the East Coast Terminals Terminaling Services Agreements.

(f)	The East Coast Terminals related party agreements include varying initial term lengths, ranging from one to five years.
(g)

The East Coast Terminals Terminaling Service Agreements have no MVCs and are billed based on actual volumes throughput, other than a terminaling services agreement between PBFX’s East Coast Terminals’ Paulsboro, New Jersey location and PBF Holding’s Paulsboro refinery with a 15,000 bpd MVC.

(h)

Reflects the overall capacity as stipulated by the storage agreement. The storage MVC is subject to the effective operating capacity of each tank, which can be impacted by routine tank maintenance and other factors. PBF Holding’s available shell capacity may be subject to change as agreed to by PBF Holding and PBFX.

(i)

In connection with the TVPC Acquisition on May 31, 2019, the Torrance Valley Pipeline Transportation Services Agreement- South Pipeline was amended and restated to increase the MVC from 70,000 bpd to 75,000 bpd.

(j)

In August 2017, the Paulsboro Natural Gas Pipeline commenced service. Concurrent with the commencement of operations, a new services agreement was entered into between Paulsboro Natural Gas Pipeline Company LLC and PRC regarding the Paulsboro Natural Gas Pipeline.

(k)

The minimum throughput revenue commitment for the Knoxville Terminals Agreement- Terminaling Services is $0.9 million for year one, $1.8 million for year two and $2.7 million for year three and thereafter.

(l)

Under the Toledo Rail Loading Agreement, PBF Holding has minimum throughput commitments for (i) 30 railcars per day of products and (ii) 11.5 railcars per day of premium products. The Toledo Rail Loading Agreement also specifies a maximum throughput rate of 50 railcars per day.

(m)

The Delaware City Terminaling Services Agreement between DCTC and PBF Holding will commence in 2022 subsequent to the expiration of the Amended and Restated Rail Agreements and includes additional services to be provided by PBFX as operator of other rail facilities owned by PBF Holding’s subsidiaries.

(n)	The Chalmette Storage Services Agreement was entered into on February 15, 2017 and commenced on November 1, 2017.